ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2013
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

9) ASSET RETIREMENT OBLIGATION

At December 31, 2013 Enerplus estimated the present value of its asset retirement obligation to be $291.8 million (December 31, 2012 – $256.1 million) based on a total undiscounted liability of $720.6 million (December 31, 2012 – $659.7 million). The asset retirement obligation was calculated using a weighted credit-adjusted risk-free rate of 5.96% at December 31, 2013 (December 31, 2012 – 6.15%). Enerplus' asset retirement obligation expenditures are expected to be incurred over the next 66 years with the majority between 2024 and 2053. The change in capitalized asset retirement costs for the year ended December 31, 2013 was $37.3 million (December 31, 2012 – $29.5 million).

($ thousands)	December 31, 2013	December 31, 2012

Balance, beginning of year	$256,102	$232,139
Change in estimates	44,217	40,843
Property acquisition and development activity	1,454	1,395
Dispositions	(8,362)	(12,721)
Settlements	(16,606)	(19,905)
Accretion expense	14,956	14,351

Balance, end of year	$291,761	$256,102